Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		$ (11,654)	$ 64,435	$ (327,814)
Items increasing (decreasing) reported net profit:
Impairment loss			21,620	0
Net loss		(11,654)	64,435	(327,814)
Equity		3,029,565	3,063,627	3,047,213	$ 3,389,236
Items increasing (decreasing) reported Partners' equity:
Equity		3,029,565	3,063,627	3,047,213	$ 3,389,236
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		119,710,000	349,881,000	340,907,000
Items increasing (decreasing) reported net profit:
Impairment loss			0	0
Net loss		119,710,000	349,881,000	340,907,000
Effect of transition to IFRSs [member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(81,517)	(175,455)	(1,043,752)
Items increasing (decreasing) reported net profit:
Net loss		(81,517)	(175,455)	(1,043,752)
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		119,710	349,881	340,907
Items increasing (decreasing) reported net profit:
Net loss		119,710	349,881	340,907
Equity		5,108,872	5,189,162	4,839,281
Items increasing (decreasing) reported Partners' equity:
Equity		5,108,872	5,189,162	4,839,281
Effect of transition to IFRSs [member] | Impairment loss [Member]
Items increasing (decreasing) reported net profit:
Impairment loss			0	(889,499)
Equity		(2,469,188)	(2,469,188)	(2,469,188)
Items increasing (decreasing) reported Partners' equity:
Equity		(2,469,188)	(2,469,188)	(2,469,188)
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		320,424	294,454	101,855
Items increasing (decreasing) reported net profit:
Net loss		320,424	294,454	101,855
Equity		994,684	674,260
Items increasing (decreasing) reported Partners' equity:
Equity		994,684	674,260
Effect of transition to IFRSs [member] | Elimination of impairment loss recorded under US GAAP [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		0	0	933,200
Items increasing (decreasing) reported net profit:
Net loss		0	0	933,200
Equity		933,200	933,200	933,200
Items increasing (decreasing) reported Partners' equity:
Equity		933,200	933,200	933,200
Effect of transition to IFRSs [member] | Stripping activity asset [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(18,227)	(6,360)	22,156
Items increasing (decreasing) reported net profit:
Net loss		(18,227)	(6,360)	22,156
Equity		15,773	34,000	41,069
Items increasing (decreasing) reported Partners' equity:
Equity		15,773	34,000	41,069
Effect of transition to IFRSs [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(64,452)	(77,361)	36,252
Items increasing (decreasing) reported net profit:
Net loss		(64,452)	(77,361)	36,252
Equity		(204,887)	(140,435)	(63,074)
Items increasing (decreasing) reported Partners' equity:
Equity		(204,887)	(140,435)	(63,074)
Effect of transition to IFRSs [member] | Reclamation and mine closure [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	[1]	20,537	(76,963)	18,979
Items increasing (decreasing) reported net profit:
Net loss	[1]	20,537	(76,963)	18,979
Equity	[1]	(12,323)	(27,225)	18,283
Items increasing (decreasing) reported Partners' equity:
Equity	[1]	(12,323)	(27,225)	18,283
Effect of transition to IFRSs [member] | Inventories [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		10,217	17,169	(36,076)
Items increasing (decreasing) reported net profit:
Net loss		10,217	17,169	(36,076)
Equity		(2,903)	(13,120)	(30,289)
Items increasing (decreasing) reported Partners' equity:
Equity		(2,903)	(13,120)	(30,289)
Effect of transition to IFRSs [member] | Inventories [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(29,515)	(28,804)	(19,242)
Items increasing (decreasing) reported net profit:
Net loss		(29,515)	(28,804)	(19,242)
Equity		(108,259)	(78,744)	(49,940)
Items increasing (decreasing) reported Partners' equity:
Equity		(108,259)	(78,744)	(49,940)
Effect of transition to IFRSs [member] | Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(7,079)	32,349	(19,007)
Items increasing (decreasing) reported net profit:
Net loss		(7,079)	32,349	(19,007)
Equity		(1,863)	5,216	(27,133)
Items increasing (decreasing) reported Partners' equity:
Equity		(1,863)	5,216	(27,133)
Effect of transition to IFRSs [member] | Deferred income tax of reconciliation items [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		33,291	24,529	5,013
Items increasing (decreasing) reported net profit:
Net loss		33,291	24,529	5,013
Equity		101,548	68,257	43,728
Items increasing (decreasing) reported Partners' equity:
Equity		101,548	68,257	43,728
Effect of transition to IFRSs [member] | Others [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(151)	(1,100)	(137)
Items increasing (decreasing) reported net profit:
Net loss		(151)	(1,100)	(137)
Equity		(2,776)	(2,624)	(4,639)
Items increasing (decreasing) reported Partners' equity:
Equity		(2,776)	(2,624)	(4,639)
Effect of transition to IFRSs [member] | Others [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(26)	(25)	116
Items increasing (decreasing) reported net profit:
Net loss		(26)	(25)	116
Equity		(334)	(308)	(283)
Items increasing (decreasing) reported Partners' equity:
Equity		(334)	(308)	(283)
Effect of transition to IFRSs [member] | Asset retirement obligation [Member]
Items increasing (decreasing) reported net profit:
Equity	[1]			152,037
Items increasing (decreasing) reported Partners' equity:
Equity	[1]			152,037
Effect of transition to IFRSs [member] | Asset retirement obligation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		1,351	862	1,422
Items increasing (decreasing) reported net profit:
Net loss		1,351	862	1,422
Equity		1,773	422	(440)
Items increasing (decreasing) reported Partners' equity:
Equity		1,773	422	(440)
Effect of transition to IFRSs [member] | Contingencies [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(1,228)	0	0
Items increasing (decreasing) reported net profit:
Net loss		(1,228)	0	0
Equity		(1,228)	0	0
Items increasing (decreasing) reported Partners' equity:
Equity		(1,228)	0	0
Effect of transition to IFRSs [member] | Debt instrument interest [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(735)	0	0
Items increasing (decreasing) reported net profit:
Net loss		(735)	0	0
Effect of transition to IFRSs [member] | Deb instruments [Member]
Items increasing (decreasing) reported net profit:
Equity		(42,430)	0	0
Items increasing (decreasing) reported Partners' equity:
Equity		(42,430)	0	0
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired under IFRS [Member]
Items increasing (decreasing) reported net profit:
Equity				379,806
Items increasing (decreasing) reported Partners' equity:
Equity				379,806
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired under US GAAP [Member]
Items increasing (decreasing) reported net profit:
Equity				0
Items increasing (decreasing) reported Partners' equity:
Equity				0
Previous GAAP [member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(69,068)	(131,243)	(1,198,139)
Items increasing (decreasing) reported net profit:
Net loss		(69,068)	(131,243)	(1,198,139)
Equity	[1]	1,661,800	1,683,047	1,865,446
Items increasing (decreasing) reported Partners' equity:
Equity	[1]	1,661,800	1,683,047	1,865,446
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		53,280	301,431	345,461
Items increasing (decreasing) reported net profit:
Net loss		53,280	301,431	345,461
Equity		4,896,850	5,043,570	4,742,139
Items increasing (decreasing) reported Partners' equity:
Equity		4,896,850	5,043,570	4,742,139
Previous GAAP [member] | Reversal of depreciation of assets impaired [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		(254,006)	(237,906)	0
Items increasing (decreasing) reported net profit:
Net loss		(254,006)	(237,906)	0
Equity		(491,912)	(237,906)
Items increasing (decreasing) reported Partners' equity:
Equity		(491,912)	(237,906)
Previous GAAP [member] | Asset retirement obligation [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year	[1]	(89,280)	(35,911)	3,909
Items increasing (decreasing) reported net profit:
Net loss	[1]	(89,280)	(35,911)	3,909
Equity	[1]	1,026		84,671
Items increasing (decreasing) reported Partners' equity:
Equity	[1]	1,026		84,671
Previous GAAP [member] | Recognition of account receivable to tax authority [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss)for the year		0	2,405	0
Items increasing (decreasing) reported net profit:
Net loss		$ 0	$ 2,405	$ 0

[1]	Amounts previously reported by Newmont Mining corporation for the period ended December 31, 2017, 2016 and 2015 were revised during 2018 as a results of an error discovered concerning prior period amounts.